Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Government Fund
Document Type	485BPOS
Document Period End Date	Jul. 31, 2016
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Nov. 28, 2016
Document Creation Date	Nov. 23, 2016
Delaware Core Plus Bond Fund | Class A
Document and Entity Information:
Trading Symbol	DEGGX
Delaware Core Plus Bond Fund | Class C
Document and Entity Information:
Trading Symbol	DUGCX
Delaware Core Plus Bond Fund | Class R
Document and Entity Information:
Trading Symbol	DUGRX
Delaware Core Plus Bond Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DUGIX
Delaware Emerging Markets Debt Fund | Class A
Document and Entity Information:
Trading Symbol	DEDAX
Delaware Emerging Markets Debt Fund | Class C
Document and Entity Information:
Trading Symbol	DEDCX
Delaware Emerging Markets Debt Fund | Class R
Document and Entity Information:
Trading Symbol	DEDRX
Delaware Emerging Markets Debt Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DEDIX